4. Description of New Accounting Pronouncements Not yet Adopted	3 Months Ended
Dec. 31, 2013
Notes
4. Description of New Accounting Pronouncements Not yet Adopted

4.                   Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and has concluded that the future adoption of any such pronouncements will not have a material impact on the Company’s financial position, results of operations, or liquidity.